Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans - Weighted Average Assumptions Used in Determining Benefit Obligations and Net Benefit Obligations (Details)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	[1]	4.05%	4.35%
Rate of compensation increase	[2]	3.50%	3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate		4.05%	4.35%	4.00%
Expected return on plan assets		5.60%	5.70%	6.00%
Rate of compensation increase	[3]	3.50%	3.50%	3.50%
Pension Benefits | EEI Other post-employment benefit plan
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Expected return on plan assets	[4]	5.90%	6.00%	6.25%
Other Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	[1]	4.00%	4.35%
Rate of compensation increase	[2]	3.50%	3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate		4.00%	4.35%	4.00%
Rate of compensation increase	[3]	3.50%	3.50%	3.50%
Other Benefits | EEI Other post-employment benefit plan
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Expected return on plan assets	[4]	5.40%	5.50%	6.00%
Other Benefits | EEI Other post-employment benefit plan | Union Employees
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Expected return on plan assets		6.30%	6.20%	6.50%
Other Benefits | EEI Other post-employment benefit plan | Salaried employees
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Expected return on plan assets		4.50%	4.80%	5.50%

[1]	We utilized a yield curve approach to determine the discount. Projected benefit payments for the plans were matched against the discount rates in the yield curve.
[2]	The rate of compensation increase used for other post-employment benefits is specifically related to the EEI post-employment plans.
[3]	The rate of compensation increase used for other post-employment benefits for the years ended December 31, 2016, 2015 and 2014 is specifically related to the EEI post-employment plans.
[4]	The average expected return on EEI’s other post-employment plan assets was 5.40 percent, 5.50 percent, and 6 percent for the years ended December 31, 2016, 2015 and 2014, respectively. The expected return on EEI’s other post-employment plan assets was 6.30 percent, 6.20 percent, and 6.50 percent for EEI union employees for the years ended December 31, 2016, 2015 and 2014, respectively. The expected return on EEI’s other post-employment plan assets was 4.50 percent, 4.80 percent, and 5.50 percent for EEI salaried employees for the years ended December 31, 2016, 2015 and 2014, respectively.